Loans Due to Third Parties - Schedule of Loans Due to Third Parties (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Schedule Of Loans Due To Third Parties Abstract
New Promissory Notes	[1]	$ 1,625,000
Loans due to third parties		$ 1,625,000

[1]	As of the Closing Date, US$1,625,000 remained outstanding under Tristar’s promissory notes (“the Tristar Promissory Notes”). In connection with the closing of the Business Combination, Tristar, the Company and the noteholders, entered into a letter agreement, pursuant to which the Tristar Promissory Notes were forgiven by the noteholders in exchange for the issuance of new promissory notes issued by the Company in the aggregate principal amount of $1,625,000 (the “New Promissory Notes”). The New Promissory Notes are unsecured and shall be due and payable on August 2, 2025. The New Promissory Notes do not bear any interest pursuant to the terms of the related contract. As of the date of this annual report, the Group was engaged in negotiations with its creditors to work out an arrangement for overdue payments. As of June 30, 2025, the outstanding aggregate principal of the New Promissory Notes was $1,625,000.